Property, plant and equipment (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 567,788	$ 557,170	$ 517,403
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	48,036	59,992	64,368
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	69,587	60,597	37,990
Construction in Progress [Member] | Morona Block, Peru [Member] | Peru [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	36,874	22,467	14,073
seismic and other exploratory assets [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	44,047	48,779	53,764
Exploration Wells [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 3,989	$ 11,213	$ 10,604
Number of unsuccessful exploration wells | item	5	9	5
Exploration Wells [Member] | Exploration and evaluation assets [member] | Colombia [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of unsuccessful exploration wells | item		4	1
Exploration Wells [Member] | Exploration and evaluation assets [member] | Brazil [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of unsuccessful exploration wells | item	1	2	1
Exploration Wells [Member] | Exploration and evaluation assets [member] | Argentina [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of unsuccessful exploration wells | item	4	3	3
Exploration Wells [Member] | Exploration and evaluation assets [member] | Period of capitalization less than one year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 3,989